Long-Term Investments - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Equity Securities Without Readily Determinable Fair Value
Impairment on equity securities without readily determinable fair value	¥ 0	¥ 0	¥ 2,060
Observable price changes	¥ 0	¥ 0	¥ 0
Preferred shares
Equity Securities Without Readily Determinable Fair Value
Equity interest invested				5.00%